Income Taxes (Tables)	10 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of deferred tax assets
Deferred income tax asset
Net operation loss carryforwards	$40,436
Total deferred income tax asset	40,436
Less: valuation allowance	(40,436)
Total deferred income tax asset	$-

Schedule of reconciliation of effective income tax rate
	2021
	Amount	Percent

Federal statutory rates	$(55,095)	21.0%
State income taxes	(20,989)	8.0%
Permanent differences	35,648	-13.6%
Valuation allowance against net deferred tax assets	40,436	-15.4%
Effective rate	$-	0.0%